Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 393,268,000.00
Previously Paid Amount	0.00
Total Fee Amount	60,209.33
Total Offset Amount	0.00
Net Fee	60,209.33
Narrative - Max Aggregate Offering Price	$ 393,268,000.00
Final Prospectus	true